Reverse Capitalization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 20, 2021	Dec. 31, 2021
Reverse Capitalization [Line Items]
Stock issued during the period value new issues		$ 2
Gross proceeds from the issuance of equity	$ 330,000
Gross proceeds from the issuance of merger and other equity	606,300
Proceeds from merger	276,300	$ 276,341
Payment of stock issuance costs other equity issuances	13,200
Adjustment to additional paid in capital costs of merger	$ 20,200
Private Investment In Public Equity Agreement [Member]
Reverse Capitalization [Line Items]
Stock issued during the period shares new issues	33,000,000
Shares issued, price per share	$ 10
Gross proceeds from the issuance of equity	$ 330,000,000
DMY [Member]
Reverse Capitalization [Line Items]
Stock shares redeemed during the period shares	1,296
Stock issued during the period value new issues	$ 12,966
Maven Topco [Member]
Reverse Capitalization [Line Items]
Payment for the redemption of redeemable preferred stock	292,700
Repayment of long term debt	96,900
Cumulative catch up payment made towards incentive securities	$ 15,700